Acquisitions (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 21, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Acquisitions (Details) [Line Items]
Purchase price	$ 1.4
Cash	0.2	$ 24.0
Shares issued (in Shares)		3,891,256		9,374,786
Shares issued price per share (in Dollars per share)		$ 7.38		$ 7.38
Acquisition paid amount	$ 1.2
Net assets acquired		$ 1.4
Definite-lived intangible assets		1.2
Goodwill		$ 0.2
Weighted-average useful life		1 year 6 months
Class B Common Stock [Member]
Acquisitions (Details) [Line Items]
Shares issued (in Shares)	150,134		6,209,918
Shares issued price per share (in Dollars per share)	$ 8.13